Financial assets and financial liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2019	Dec. 31, 2018
Financial assets at amortized cost
Non-current financial assets	€ 290	€ 207
Current financial assets	84,818	101,184
Financial liabilities at amortized cost
Trade and other payables	€ 12,184	€ 6,657